SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation and Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Accumulated deficit	$ (192,072)	$ (204,571)
Adjustments due to the adoption of ASU 2016-02 | Adoption of ASU 2016-13
Accumulated deficit			$ 0